Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
FIRSTCASH 401(K) PROFIT SHARING PLAN
FORM 5500, SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EIN: 87-3920732	Plan Number: 001
DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	IDENTITY OF ISSUER, BORROWER, LESSOR OR SIMILAR PARTY	DESCRIPTION OF INVESTMENT INCLUDING MATURITY DATE RATE OF INTEREST, COLLATERAL PAR OR MATURITY VALUE	COST	CURRENT VALUE
	Money Market Funds:
*	Fidelity	Government Cash Reserves	**	$1,693,313

	Mutual Funds:
	JP Morgan	U.S. Value Fund Class R6	**	793,376
	T. Rowe Price	Overseas Stock Fund I Class	**	588,239
	American Funds	American Balanced Fund Class R6	**	567,702
	John Hancock	Bond Fund Class R6	**	893,972
	JP Morgan	Large Cap Growth Fund Class R6	**	4,756,904
*	Fidelity	U.S. Bond Index Fund	**	1,913,645
*	Fidelity	500 Index Fund	**	14,946,954
*	Fidelity	Mid Cap Index Fund	**	1,402,804
*	Fidelity	Small Cap Index Fund	**	693,775
*	Fidelity	International Index Fund	**	2,376,203
*	Fidelity	Freedom Index Retirement Fund Institutional Premium Class	**	22,317
*	Fidelity	Freedom Index 2010 Fund Institutional Premium Class	**	342,030
*	Fidelity	Freedom Index 2015 Fund Institutional Premium Class	**	2,366,266
*	Fidelity	Freedom Index 2020 Fund Institutional Premium Class	**	5,364,363
*	Fidelity	Freedom Index 2025 Fund Institutional Premium Class	**	12,999,844
*	Fidelity	Freedom Index 2030 Fund Institutional Premium Class	**	22,456,090
*	Fidelity	Freedom Index 2035 Fund Institutional Premium Class	**	28,886,533
*	Fidelity	Freedom Index 2040 Fund Institutional Premium Class	**	29,202,955
*	Fidelity	Freedom Index 2045 Fund Institutional Premium Class	**	24,716,624
*	Fidelity	Freedom Index 2050 Fund Institutional Premium Class	**	22,645,916
*	Fidelity	Freedom Index 2055 Fund Institutional Premium Class	**	14,765,475
*	Fidelity	Freedom Index 2060 Fund Institutional Premium Class	**	14,246,908
*	Fidelity	Freedom Index 2065 Fund Institutional Premium Class	**	7,721,370
*	Fidelity	Freedom Index 2070 Fund Institutional Premium Class	**	971,936
				215,642,201

*	FirstCash Holdings, Inc.	Common Stock (180,217 shares)	**	28,724,914

*	Participant Loans	4.25% – 9.50% interest and varying maturities through 8/4/2045	—	11,223,201

	Total investments			$257,283,629

*	Party-In-Interest
**	Historical cost information not required for participant directed accounts

See Report of Independent Registered Public Accounting Firm.